Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth Portfolio
September 30, 2021
VIPGRWT-NPRT3-1121
1.808779.117
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.4%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	1,179,558	72,758,998
Entertainment - 2.9%
Roblox Corp. (b)	68,200	5,152,510
Sea Ltd. ADR (b)	98,600	31,426,778
Take-Two Interactive Software, Inc. (b)	258,665	39,852,517
Universal Music Group NV	3,023,000	80,536,904
Warner Music Group Corp. Class A	2,160,975	92,360,072
		249,328,781
Interactive Media & Services - 15.1%
Alphabet, Inc. Class A (b)	317,313	848,342,652
Facebook, Inc. Class A (b)	1,208,668	410,209,833
Snap, Inc. Class A (b)	226,400	16,724,168
Tongdao Liepin Group (b)	3,280,200	4,649,227
Zoominfo Technologies, Inc. (b)	381,235	23,327,770
		1,303,253,650
Media - 0.6%
Cable One, Inc.	26,800	48,591,884
TOTAL COMMUNICATION SERVICES		1,673,933,313
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.5%
Ferrari NV	201,289	42,093,556
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A	3,744,100	63,612,259
Mister Car Wash, Inc.	255,300	4,659,225
		68,271,484
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A	195,600	32,811,900
Dalata Hotel Group PLC (b)	786,300	3,715,652
Flutter Entertainment PLC (b)	152,600	30,015,883
		66,543,435
Household Durables - 0.1%
Blu Investments LLC (b)(c)(d)	14,533,890	4,506
D.R. Horton, Inc.	124,700	10,471,059
		10,475,565
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (b)	144,690	475,312,438
Coupang, Inc. Class A (b)	68,200	1,899,370
Pinduoduo, Inc. ADR (b)	26,000	2,357,420
		479,569,228
Specialty Retail - 0.4%
Aritzia, Inc. (b)	157,900	5,026,471
Victoria's Secret & Co.	504,800	27,895,248
		32,921,719
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	52,058	37,287,283
On Holding AG	20,300	611,639
Prada SpA	3,045,071	16,629,079
Samsonite International SA (a)(b)	7,436,700	15,970,332
		70,498,333
TOTAL CONSUMER DISCRETIONARY		770,373,320
CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Kweichow Moutai Co. Ltd. (A Shares)	67,563	19,116,087
Monster Beverage Corp. (b)	731,000	64,934,730
		84,050,817
Household Products - 0.7%
Energizer Holdings, Inc.	640,435	25,008,987
Reckitt Benckiser Group PLC	461,034	36,218,930
		61,227,917
Tobacco - 0.4%
Swedish Match Co. AB	4,403,015	38,537,799
TOTAL CONSUMER STAPLES		183,816,533
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Reliance Industries Ltd.	235,605	5,910,301
Reliance Industries Ltd.	3,791,588	128,425,065
		134,335,366
FINANCIALS - 4.5%
Banks - 0.4%
HDFC Bank Ltd.	234,578	5,018,757
HDFC Bank Ltd. sponsored ADR	419,221	30,640,863
		35,659,620
Capital Markets - 2.4%
BlackRock, Inc. Class A	59,600	49,984,136
CME Group, Inc.	339,911	65,731,989
Franklin Resources, Inc.	949,980	28,233,406
JMP Group, Inc. (b)	238,900	1,784,583
Morningstar, Inc.	51,700	13,391,851
MSCI, Inc.	66,900	40,697,946
S&P Global, Inc.	21,900	9,305,091
		209,129,002
Consumer Finance - 0.4%
Capital One Financial Corp.	218,837	35,445,029
Insurance - 1.3%
American Financial Group, Inc.	276,568	34,800,551
Arthur J. Gallagher & Co.	416,131	61,857,873
BRP Group, Inc. (b)	405,561	13,501,126
		110,159,550
TOTAL FINANCIALS		390,393,201
HEALTH CARE - 14.0%
Biotechnology - 3.4%
Adamas Pharmaceuticals, Inc. (b)	1,895,400	9,306,414
Affimed NV (b)	594,887	3,676,402
Alnylam Pharmaceuticals, Inc. (b)	84,700	15,992,207
Applied Therapeutics, Inc. (b)	435,900	7,235,940
Atara Biotherapeutics, Inc. (b)	410,500	7,347,950
BioNTech SE ADR (b)	33,846	9,239,620
CRISPR Therapeutics AG (b)	91,100	10,196,823
Cytokinetics, Inc. (b)	198,400	7,090,816
Erasca, Inc.	98,800	2,096,536
Evelo Biosciences, Inc. (b)	60,600	426,624
Gamida Cell Ltd. (b)	1,674,200	6,562,864
Hookipa Pharma, Inc. (b)	375,300	2,210,517
Innovent Biologics, Inc. (a)(b)	1,085,000	10,448,823
Insmed, Inc. (b)	783,184	21,568,887
Prelude Therapeutics, Inc.	30,200	943,750
Regeneron Pharmaceuticals, Inc. (b)	193,400	117,041,812
Rubius Therapeutics, Inc. (b)	134,856	2,411,225
Seres Therapeutics, Inc. (b)	170,000	1,183,200
Synlogic, Inc. (b)	1,168,800	3,564,840
Vertex Pharmaceuticals, Inc. (b)	223,950	40,622,291
Vor Biopharma, Inc. (b)	454,995	7,134,322
XOMA Corp. (b)	266,000	6,583,500
		292,885,363
Health Care Equipment & Supplies - 3.0%
Axonics Modulation Technologies, Inc. (b)	222,500	14,482,525
Danaher Corp.	255,881	77,900,412
Edwards Lifesciences Corp. (b)	509,800	57,714,458
Insulet Corp. (b)	8,300	2,359,109
Intuitive Surgical, Inc. (b)	80,634	80,162,291
Medacta Group SA (a)(b)	14,350	2,242,650
Nevro Corp. (b)	53,500	6,226,330
Penumbra, Inc. (b)	61,200	16,309,800
		257,397,575
Health Care Providers & Services - 4.0%
agilon health, Inc.	180,400	4,728,284
Guardant Health, Inc. (b)	118,000	14,751,180
HealthEquity, Inc.	401,296	25,987,929
UnitedHealth Group, Inc.	774,950	302,803,963
		348,271,356
Health Care Technology - 0.6%
Certara, Inc.	183,400	6,070,540
Doximity, Inc.	14,500	1,170,150
Schrodinger, Inc. (b)	93,100	5,090,708
Simulations Plus, Inc. (e)	100,700	3,977,650
Veeva Systems, Inc. Class A (b)	113,488	32,703,837
		49,012,885
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (b)	55,714	8,110,844
Berkeley Lights, Inc. (b)(e)	686,500	13,427,940
Bio-Techne Corp.	33,600	16,281,552
Bruker Corp.	565,120	44,135,872
Codexis, Inc. (b)(e)	505,700	11,762,582
Nanostring Technologies, Inc. (b)	111,500	5,353,115
Olink Holding AB ADR (b)	29,000	703,250
		99,775,155
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (b)	257,100	4,627,800
Eli Lilly & Co.	556,857	128,661,810
Nuvation Bio, Inc. (b)	326,843	3,248,819
Revance Therapeutics, Inc. (b)	442,900	12,339,194
Zoetis, Inc. Class A	46,500	9,027,510
		157,905,133
TOTAL HEALTH CARE		1,205,247,467
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.3%
Airbus Group NV (b)	550,568	72,992,062
Axon Enterprise, Inc. (b)	103,400	18,097,068
Northrop Grumman Corp.	57,800	20,816,670
		111,905,800
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR (b)	599,260	65,954,556
Building Products - 0.2%
Builders FirstSource, Inc. (b)	349,475	18,081,837
Construction & Engineering - 0.4%
Fluor Corp. (b)	2,068,903	33,040,381
Electrical Equipment - 1.0%
Ballard Power Systems, Inc. (b)(e)	30,600	429,930
Bloom Energy Corp. Class A (b)(e)	153,100	2,866,032
Ceres Power Holdings PLC (b)	572,100	8,219,951
Eaton Corp. PLC	57,500	8,585,325
Encore Wire Corp.	145,697	13,816,447
Generac Holdings, Inc. (b)	128,899	52,677,154
		86,594,839
Industrial Conglomerates - 1.3%
General Electric Co.	1,091,030	112,408,821
Machinery - 0.9%
Ingersoll Rand, Inc. (b)	1,016,775	51,255,628
Otis Worldwide Corp.	364,600	29,999,288
		81,254,916
Professional Services - 2.1%
Clarivate Analytics PLC (b)	865,500	18,954,450
Equifax, Inc.	339,823	86,117,945
KBR, Inc.	979,000	38,572,600
Upwork, Inc. (b)	808,431	36,403,648
		180,048,643
Road & Rail - 0.7%
Uber Technologies, Inc. (b)	1,409,640	63,151,872
Trading Companies & Distributors - 0.5%
Ferguson PLC	299,800	41,618,804
TOTAL INDUSTRIALS		794,060,469
INFORMATION TECHNOLOGY - 37.1%
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,109,000	11,614,072
Jabil, Inc.	94,500	5,515,965
		17,130,037
IT Services - 4.6%
Adyen BV (a)(b)	10,000	27,953,639
Amadeus IT Holding SA Class A (b)	366,400	24,098,801
Cloudflare, Inc. (b)	106,300	11,974,695
MasterCard, Inc. Class A	71,232	24,765,942
MongoDB, Inc. Class A (b)	196,789	92,787,981
PayPal Holdings, Inc. (b)	450,800	117,302,668
Shopify, Inc. Class A (b)	26,164	35,513,716
Square, Inc.	172,013	41,255,598
VeriSign, Inc. (b)	91,700	18,799,417
		394,452,457
Semiconductors & Semiconductor Equipment - 8.1%
Aixtron AG	732,900	18,221,821
ASML Holding NV	100,638	74,986,380
eMemory Technology, Inc.	64,000	4,479,299
Enphase Energy, Inc. (b)	192,641	28,890,371
NVIDIA Corp.	1,601,576	331,782,484
Qualcomm, Inc.	1,263,490	162,964,940
SiTime Corp. (b)	61,500	12,556,455
SolarEdge Technologies, Inc. (b)	85,200	22,596,744
Universal Display Corp.	214,300	36,636,728
		693,115,222
Software - 18.9%
Adobe, Inc. (b)	499,803	287,746,583
Autodesk, Inc. (b)	104,000	29,657,680
Coupa Software, Inc. (b)	193,700	42,455,166
Crowdstrike Holdings, Inc. (b)	50,000	12,289,000
CyberArk Software Ltd. (b)	294,283	46,443,743
Elastic NV (b)	5,300	789,647
Epic Games, Inc. (b)(c)(d)	5,869	5,194,065
FireEye, Inc. (b)	4,658,077	82,913,771
Intuit, Inc.	112,200	60,533,022
Manhattan Associates, Inc. (b)	330,800	50,622,324
Microsoft Corp.	3,106,021	875,649,435
Palo Alto Networks, Inc. (b)	273,500	131,006,500
SentinelOne, Inc.	38,600	2,067,802
Volue A/S	862,200	4,748,765
		1,632,117,503
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	2,928,204	414,340,866
Samsung Electronics Co. Ltd.	670,170	41,528,858
		455,869,724
TOTAL INFORMATION TECHNOLOGY		3,192,684,943
MATERIALS - 2.5%
Chemicals - 2.3%
Albemarle Corp. U.S.	360,991	79,046,199
Axalta Coating Systems Ltd. (b)	375,800	10,969,602
Azelis Group NV	141,000	4,420,291
Corbion NV	117,600	5,681,936
Sherwin-Williams Co.	236,891	66,265,519
The Chemours Co. LLC	908,400	26,398,104
		192,781,651
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	459,800	8,512,798
Lynas Rare Earths Ltd. (b)	1,513,056	7,159,998
MP Materials Corp. (b)(e)	129,700	4,180,231
		19,853,027
TOTAL MATERIALS		212,634,678
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Prologis (REIT), Inc.	147,200	18,463,296
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (c)	869,482	6,434,167
TOTAL REAL ESTATE		24,897,463
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	107,000	3,949,370
TOTAL COMMON STOCKS (Cost $4,755,738,653)		8,586,326,123

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	198,400	832,288
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(c)(d)	181,657	5,690
Software - 0.1%
ASAPP, Inc. Series C (b)(c)(d)	654,971	3,150,411
TOTAL INFORMATION TECHNOLOGY		3,156,101
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (b)(c)(d)	137,249	5,929,157
Series C3 (b)(c)(d)	171,560	7,411,392
Series C4 (b)(c)(d)	48,240	2,083,968
Series C5 (c)(d)	96,064	4,149,965
		19,574,482
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,617,827)		23,562,871

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	17,100,219	17,103,639
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	9,786,338	9,787,316
TOTAL MONEY MARKET FUNDS (Cost $26,890,955)		26,890,955

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,802,247,435)	8,636,779,949
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(21,883,260)
NET ASSETS - 100.0%	8,614,896,689

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,374,442 or 1.5% of net assets.

(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,195,609 or 0.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	4,320,909
Blu Investments LLC	5/21/20	25,138
Doma Holdings, Inc.	3/02/21	8,694,820
ElevateBio LLC Series C	3/09/21	832,288
Epic Games, Inc.	3/29/21	5,194,065
Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225
Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800
Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640
Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	20,523,967	811,798,263	815,219,184	9,921	593	-	17,103,639	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	54,822,440	192,928,402	237,963,526	332,905	-	-	9,787,316	0.0%
Total	75,346,407	1,004,726,665	1,053,182,710	342,826	593	-	26,890,955

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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